Supplemental cash flow data (Tables)	12 Months Ended
Dec. 31, 2022
Supplemental cash flow data
Schedule of supplemental breakout of the cash inflows and outflows for capital provision assets

	For the year ended December 31, 2022
	Capital provision-	Capital provision-
($ in thousands)	direct assets	indirect assets	Total
Proceeds from capital provision assets	349,062	38,724	387,786
Funding of capital provision assets	(605,402)	(121,896)	(727,298)

	For the year ended December 31, 2021
	Capital provision-	Capital provision-
($ in thousands)	direct assets	indirect assets	Total
Proceeds from capital provision assets	338,098	58,317	396,415
Decrease in payable for capital provision assets	(256)	-	(256)
Funding of capital provision assets	(672,931)	-	(672,931)

	For the year ended December 31, 2020
	Capital provision-	Capital provision-
($ in thousands)	direct assets	indirect assets	Total
Proceeds from capital provision assets	354,884	203,029	557,913
Increase in payable for capital provision assets	220	-	220
Funding of capital provision assets	(297,143)	-	(297,143)

	For the year ended December 31, 2019
	Capital provision-	Capital provision-
($ in thousands)	direct assets	indirect assets	Total
Proceeds from capital provision assets	108,521	284,085	392,606
Increase in payable for capital provision assets	36	-	36
Funding of capital provision assets	(347,630)	(224,156)	(571,786)